Organization and Principal Activities - Schedule of Amounts and Balances of VIE Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 257,564	$ 169,469	$ 450,968	$ 55,374
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2015 and 2016, respectively	36,078	14,896
Amount due from related parties	88	1,175
Prepaid expenses and other current assets	32,592	18,297
Deferred tax assets, current	72
Total current assets	720,153	503,837
Property and equipment, net	13,932	16,259
Rental deposits	920	743
Other non-current assets	2,593	2,000
Long term investments	31,932	19,318
Deferred tax assets, non-current	208
Total assets	769,738	542,157
Accounts payable	40,457	10,445
Deferred revenue	41,277	28,274
Accrued expenses and other current liabilities	39,965	26,694
Amounts due to related parties	8,117	6,532
Total current liabilities	133,697	71,945
Total liabilities	135,719	73,771
Net revenues	553,098	133,988	44,755
Net income	145,250	13,697	(25,415)
VIE "Beijing Momo" [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	36,855	60,526
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2015 and 2016, respectively	36,078	14,896
Amount due from related parties	88	1,175
Prepaid expenses and other current assets	20,613	9,495
Deferred tax assets, current	72
Total current assets	93,706	86,092
Property and equipment, net	1,854	1,538
Rental deposits	325	244
Other non-current assets	2,593
Long term investments	26,541	19,318
Deferred tax assets, non-current	208
Total assets	125,227	107,192
Accounts payable	36,812	9,040
Deferred revenue	41,277	28,274
Accrued expenses and other current liabilities	6,632	1,954
Amounts due to related parties	1,510
Income tax payable	3,881
Total current liabilities	90,112	39,268
Total liabilities	90,112	39,268
Net revenues	553,098	133,988	44,755
Net income	340,366	118,404	32,945
Net cash provided by operating activities	360,433	124,786	40,383
Net cash used in investing activities	(11,027)	(19,435)	(1,921)
Net cash used in financing activities	$ 0	$ 0	$ 0